Segment Reporting (Details) - Schedule of segment reporting information, by segment ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Net revenues
Total net revenues	¥ 3,271,114	$ 513,310	¥ 3,268,145	¥ 3,706,003
Operating costs and expenses
Total operating costs and expenses	(2,969,209)	(465,934)	(2,965,959)	(3,236,640)
Income (loss) from operations
Income from operations	301,905	47,376	302,186	469,363
Agency Segment [Member]
Net revenues
Total net revenues	2,811,936	441,255	2,834,997	3,335,397
Operating costs and expenses
Total operating costs and expenses	(2,418,444)	(379,507)	(2,481,219)	(2,797,651)
Income (loss) from operations
Income from operations	393,492	61,748	353,778	537,746
Claims Adjusting Segment [Member]
Net revenues
Total net revenues	459,178	72,055	433,148	370,606
Operating costs and expenses
Total operating costs and expenses	(442,349)	(69,414)	(416,241)	(361,474)
Income (loss) from operations
Income from operations	16,829	2,641	16,907	9,132
Other Segments [Member]
Operating costs and expenses
Total operating costs and expenses	(108,416)	(17,013)	(68,499)	(77,515)
Income (loss) from operations
Income from operations	¥ (108,416)	$ (17,013)	¥ (68,499)	¥ (77,515)